Note 11 - Voyage and Vessel Operating Expenses - Summary of Voyage Expenses in the Consolidated Statements of Operations (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commissions on Charter Hire Agreements [Member]
Commissions, related party	$ 761	$ 829	$ 511
Repairs and Maintenance [Member]
Commissions, related party	60	247	187
Voyage Expenses [Member] | Commissions on Charter Hire Agreements [Member]
Commissions, related party	761	829	511
Vessel Operating Expenses [Member] | Repairs and Maintenance [Member]
Commissions, related party	$ 60	$ 247	$ 187